Note 2 - Earnings Per Share	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Earnings Per Share [Text Block]
2.	EARNINGS PER SHARE

There are no convertible securities that would affect the numerator in calculating basic and diluted earnings per share; therefore, net income as presented on the Consolidated Statement of Income will be used as the numerator. The following table sets forth the composition of the weighted-average common shares (denominator) used in the basic and diluted earnings per share computation for the year ended
December
31.

	2016	2015	2014
Weighted-average common shares outstanding	2,494,022	2,251,365	2,231,165

Average treasury stock shares	(386,165)	(236,399)	(189,530)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	2,107,857	2,014,966	2,041,635

Additional common stock equivalents used to calculate diluted earnings per share	11,357	9,154	7,871

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	2,119,214	2,024,120	2,049,506

Options to purchase
29,324
shares of common stock at prices ranging from
$17.55
to
$37.48
were outstanding during the year ended
December
31,
2016.
Of those options,
29,324
were considered dilutive based on the average market price exceeding the strike price for the year ended
December
31,
2016.
  The remaining options had no dilutive effect on the earnings per share.

Options to purchase
31,949
shares of common stock at prices ranging from
$17.55
to
$40.24
were outstanding during the year ended
December
31,
2015.
Of those options,
27,250
were considered dilutive based on the average market price exceeding the strike price for the year ended
December
31,
2015.
  The remaining options had no dilutive effect on the earnings per share.

Options to purchase
46,451
shares of common stock at prices ranging from
$17.55
to
$40.24
were outstanding during the year ended
December
31,
2014.
Of those options,
28,282
were considered dilutive based on the average market price exceeding the strike price for the year ended
December
31,
2014.
  The remaining options had no dilutive effect on the earnings per share.